Risk Report - Credit Risk Exposure - Credit Risk Profile by Geographical Region (Detail) - EUR (€) € in Millions		Dec. 31, 2021		Dec. 31, 2020
Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		€ 1,023,637		€ 974,661
at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		476,827		431,503
Debt securities		14,849		12,625
Repo and repo-style transactions		8,433		8,535
at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		9,189		8,339
OTC derivatives		24,146		32,928
Debt securities		95,367		95,347
Repo and repo-style transactions		78,286		63,066
Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,035		2,629
at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		4,370		4,635
Debt securities		23,377		49,656
Repo and repo-style transactions		1,231		1,543
Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		227,132		215,877
Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		59,394		47,978
Europe [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		618,251		606,947
Europe [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		342,179	[1]	317,281	[2]
Debt securities		3,464	[3]	2,468	[4]
Repo and repo-style transactions	[5]	2,745		2,180
Europe [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		3,411		3,092
OTC derivatives	[6]	13,525		20,283
Debt securities		45,063		46,446
Repo and repo-style transactions	[5]	32,525		21,696
Europe [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		702		1,519
Europe [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,365	[7]	1,615	[8]
Debt securities		7,578	[9]	31,902	[10]
Repo and repo-style transactions	[5]	484		498
Europe [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		129,396	[11]	128,440	[12]
Europe [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		35,814		29,529
Germany [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		337,987		335,074
Germany [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		236,139	[1]	224,274	[2]
Debt securities		548	[3]	544	[4]
Repo and repo-style transactions	[5]	274		263
Germany [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		407		340
OTC derivatives	[6]	1,535		1,715
Debt securities		7,152		8,252
Repo and repo-style transactions	[5]	3,301		1,078
Germany [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		20		57
Germany [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		173	[7]	347	[8]
Debt securities		932	[9]	10,467	[10]
Repo and repo-style transactions	[5]	32		10
Germany [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		73,087	[11]	75,531	[12]
Germany [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		14,388		12,195
UK [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		43,628		48,607
UK [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		6,331	[1]	5,796	[2]
Debt securities		951	[3]	890	[4]
Repo and repo-style transactions	[5]	571		0
UK [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		529		160
OTC derivatives	[6]	4,480		7,102
Debt securities		8,604		7,980
Repo and repo-style transactions	[5]	8,824		11,352
UK [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		243		341
UK [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		297	[7]	64	[8]
Debt securities		1,151	[9]	2,776	[10]
Repo and repo-style transactions	[5]	0		0
UK [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		8,851	[11]	9,820	[12]
UK [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,796		2,327
France [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		34,448		31,898
France [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		3,581	[1]	3,460	[2]
Debt securities		0	[3]	2	[4]
Repo and repo-style transactions	[5]	5		0
France [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		59		65
OTC derivatives	[6]	925		1,331
Debt securities		6,482		8,136
Repo and repo-style transactions	[5]	12,910		5,981
France [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		2		33
France [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		55	[7]	187	[8]
Debt securities		1,411	[9]	5,216	[10]
Repo and repo-style transactions	[5]	0		0
France [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		6,840	[11]	6,103	[12]
France [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,179		1,383
Luxembourg [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		27,594		22,466
Luxembourg [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		14,195	[1]	10,097	[2]
Debt securities		57	[3]	41	[4]
Repo and repo-style transactions	[5]	0		0
Luxembourg [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		517		546
OTC derivatives	[6]	646		701
Debt securities		2,471		2,509
Repo and repo-style transactions	[5]	971		819
Luxembourg [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		82		252
Luxembourg [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		53	[7]	0	[8]
Debt securities		497	[9]	1,412	[10]
Repo and repo-style transactions	[5]	0		0
Luxembourg [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		7,393	[11]	4,839	[12]
Luxembourg [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		713		1,251
Italy [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		38,042		41,297
Italy [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		24,316	[1]	23,442	[2]
Debt securities		314	[3]	117	[4]
Repo and repo-style transactions	[5]	85		108
Italy [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		227		340
OTC derivatives	[6]	398		1,854
Debt securities		3,655		5,908
Repo and repo-style transactions	[5]	729		478
Italy [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		9		66
Italy [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		0	[7]	0	[8]
Debt securities		315	[9]	1,496	[10]
Repo and repo-style transactions	[5]	0		0
Italy [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		3,484	[11]	3,600	[12]
Italy [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		4,510		3,888
Netherlands [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		24,347		27,843
Netherlands [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		9,383	[1]	9,679	[2]
Debt securities		212	[3]	112	[4]
Repo and repo-style transactions	[5]	29		0
Netherlands [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		137		79
OTC derivatives	[6]	1,226		1,942
Debt securities		2,157		3,486
Repo and repo-style transactions	[5]	38		33
Netherlands [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		102		222
Netherlands [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		384	[7]	554	[8]
Debt securities		51	[9]	118	[10]
Repo and repo-style transactions	[5]	0		0
Netherlands [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		8,391	[11]	9,890	[12]
Netherlands [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,237		1,727
Spain [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		33,012		32,796
Spain [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		16,283	[1]	17,134	[2]
Debt securities		74	[3]	0	[4]
Repo and repo-style transactions	[5]	1,126		1,077
Spain [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		246		304
OTC derivatives	[6]	668		1,094
Debt securities		7,193		3,053
Repo and repo-style transactions	[5]	500		500
Spain [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		0		0
Spain [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		43	[7]	28	[8]
Debt securities		199	[9]	3,088	[10]
Repo and repo-style transactions	[5]	0		0
Spain [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		3,215	[11]	3,755	[12]
Spain [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		3,464		2,763
Ireland [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		14,237		10,004
Ireland [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		4,652	[1]	4,173	[2]
Debt securities		1,143	[3]	680	[4]
Repo and repo-style transactions	[5]	2		0
Ireland [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		262		190
OTC derivatives	[6]	549		465
Debt securities		1,264		1,415
Repo and repo-style transactions	[5]	3,158		396
Ireland [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		234		200
Ireland [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		72	[7]	127	[8]
Debt securities		3	[9]	136	[10]
Repo and repo-style transactions	[5]	0		0
Ireland [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,687	[11]	2,023	[12]
Ireland [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		210		200
Switzerland [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		22,968		14,299
Switzerland [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		13,083	[1]	6,817	[2]
Debt securities		3	[3]	4	[4]
Repo and repo-style transactions	[5]	0		0
Switzerland [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		34		39
OTC derivatives	[6]	145		268
Debt securities		583		637
Repo and repo-style transactions	[5]	140		79
Switzerland [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		0		19
Switzerland [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		110	[7]	150	[8]
Debt securities		4	[9]	4	[10]
Repo and repo-style transactions	[5]	0		0
Switzerland [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		6,156	[11]	4,518	[12]
Switzerland [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,710		1,762
Poland [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		4,859		5,047
Poland [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		2,293	[1]	2,421	[2]
Debt securities		0	[3]	0	[4]
Repo and repo-style transactions	[5]	0		0
Poland [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		0		0
OTC derivatives	[6]	14		17
Debt securities		73		112
Repo and repo-style transactions	[5]	76		0
Poland [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		0		1
Poland [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		16	[7]	0	[8]
Debt securities		1,870	[9]	1,993	[10]
Repo and repo-style transactions	[5]	0		0
Poland [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		401	[11]	374	[12]
Poland [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		116		128
Belgium [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		6,798		6,966
Belgium [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,426	[1]	1,133	[2]
Debt securities		33	[3]	40	[4]
Repo and repo-style transactions	[5]	0		0
Belgium [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		5		4
OTC derivatives	[6]	212		295
Debt securities		1,932		1,575
Repo and repo-style transactions	[5]	7		5
Belgium [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		0		0
Belgium [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		76	[7]	53	[8]
Debt securities		805	[9]	1,616	[10]
Repo and repo-style transactions	[5]	0		0
Belgium [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,724	[11]	1,566	[12]
Belgium [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		578		679
Russia [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		1,826		1,510
Russia [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		806	[1]	665	[2]
Debt securities		0	[3]	0	[4]
Repo and repo-style transactions	[5]	0		0
Russia [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		54		74
OTC derivatives	[6]	27		17
Debt securities		14		42
Repo and repo-style transactions	[5]	0		0
Russia [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		0		0
Russia [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		51	[7]	57	[8]
Debt securities		36	[9]	34	[10]
Repo and repo-style transactions	[5]	0		0
Russia [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		629	[11]	382	[12]
Russia [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		209		239
UA [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		606		758
UA [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		109	[1]	280	[2]
Debt securities		0	[3]	0	[4]
Repo and repo-style transactions	[5]	0		0
UA [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		441		425
OTC derivatives	[6]	0		0
Debt securities		2		8
Repo and repo-style transactions	[5]	0		0
UA [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		0		0
UA [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		0	[7]	0	[8]
Debt securities		29	[9]	17	[10]
Repo and repo-style transactions	[5]	0		0
UA [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		3	[11]	17	[12]
UA [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		22		11
Other Europe [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		27,900		28,381
Other Europe [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		9,583		7,910
Debt securities		130		38
Repo and repo-style transactions		653		731
Other Europe [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		492		527
OTC derivatives		2,700		3,480
Debt securities		3,481		3,334
Repo and repo-style transactions		1,870		975
Other Europe [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		10		327
Other Europe [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		37		46
Debt securities		274		3,529
Repo and repo-style transactions		452		488
Other Europe [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		6,535		6,021
Other Europe [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,683		976
Belarus [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Total		2
North America [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		285,278		256,433
North America [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		87,628	[1]	73,742	[2]
Debt securities		8,618	[3]	7,727	[4]
Repo and repo-style transactions	[5]	2,551		2,780
North America [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		3,904		3,266
OTC derivatives	[6]	7,853		9,420
Debt securities		26,899		27,547
Repo and repo-style transactions	[5]	38,688		31,907
North America [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		132		841
North America [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		2,060	[7]	1,896	[8]
Debt securities		10,363	[9]	11,798	[10]
Repo and repo-style transactions	[5]	0		0
North America [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		87,172	[11]	78,079	[12]
North America [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		9,411		7,430
US [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		247,722		231,523
US [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		73,007	[1]	61,137	[2]
Debt securities		8,600	[3]	7,351	[4]
Repo and repo-style transactions	[5]	517		1,814
US [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		3,156		2,926
OTC derivatives	[6]	6,839		8,496
Debt securities		25,959		26,408
Repo and repo-style transactions	[5]	26,173		29,370
US [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		91		784
US [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,836	[7]	1,792	[8]
Debt securities		10,059	[9]	11,197	[10]
Repo and repo-style transactions	[5]	0		0
US [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		82,800	[11]	73,215	[12]
US [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		8,685		7,033
Cayman Islands [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		21,851		10,206
Cayman Islands [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		5,709	[1]	3,790	[2]
Debt securities		0	[3]	359	[4]
Repo and repo-style transactions	[5]	2,034		885
Cayman Islands [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		157		113
OTC derivatives	[6]	396		246
Debt securities		238		567
Repo and repo-style transactions	[5]	11,679		2,086
Cayman Islands [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		3		3
Cayman Islands [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		0	[7]	0	[8]
Debt securities		0	[9]	0	[10]
Repo and repo-style transactions	[5]	0		0
Cayman Islands [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,555	[11]	2,131	[12]
Cayman Islands [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		80		25
Canada [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		5,586		4,567
Canada [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		935	[1]	887	[2]
Debt securities		0	[3]	0	[4]
Repo and repo-style transactions	[5]	0		0
Canada [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		291		37
OTC derivatives	[6]	218		303
Debt securities		476		417
Repo and repo-style transactions	[5]	834		451
Canada [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		0		0
Canada [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		200	[7]	91	[8]
Debt securities		235	[9]	543	[10]
Repo and repo-style transactions	[5]	0		0
Canada [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,977	[11]	1,790	[12]
Canada [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		419		47
Other North America [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		10,119		10,137
Other North America [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		7,976	[1]	7,928	[2]
Debt securities		18	[3]	16	[4]
Repo and repo-style transactions	[5]	0		81
Other North America [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		301		191
OTC derivatives	[6]	401		374
Debt securities		225		155
Repo and repo-style transactions	[5]	3		0
Other North America [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		37		54
Other North America [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		24	[7]	13	[8]
Debt securities		69	[9]	58	[10]
Repo and repo-style transactions	[5]	0		0
Other North America [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		839	[11]	943	[12]
Other North America [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		227		326
Asia/Pacific [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		106,154		98,052
Asia/Pacific [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		40,093		34,194
Debt securities		2,718		2,431
Repo and repo-style transactions		2,868		3,353
Asia/Pacific [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		944		1,248
OTC derivatives		2,605		2,766
Debt securities		21,369		19,246
Repo and repo-style transactions		7,000		9,426
Asia/Pacific [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		185		237
Asia/Pacific [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		874		992
Debt securities		5,053		5,740
Repo and repo-style transactions		508		646
Asia/Pacific [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		9,151		7,813
Asia/Pacific [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		12,786		9,960
Japan [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		11,127		11,881
Japan [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,921	[1]	1,385	[2]
Debt securities		25	[3]	64	[4]
Repo and repo-style transactions	[5]	0		0
Japan [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		62		17
OTC derivatives	[6]	656		312
Debt securities		2,951		2,807
Repo and repo-style transactions	[5]	3,672		6,283
Japan [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		108		0
Japan [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		48	[7]	89	[8]
Debt securities		556	[9]	25	[10]
Repo and repo-style transactions	[5]	0		0
Japan [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		608	[11]	415	[12]
Japan [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		519		483
Australia [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		9,787		10,149
Australia [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		2,112	[1]	1,525	[2]
Debt securities		1,597	[3]	1,545	[4]
Repo and repo-style transactions	[5]	0		0
Australia [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		264		258
OTC derivatives	[6]	257		542
Debt securities		1,726		2,535
Repo and repo-style transactions	[5]	515		659
Australia [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		25		36
Australia [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		0	[7]	35	[8]
Debt securities		510	[9]	860	[10]
Repo and repo-style transactions	[5]	0		0
Australia [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,248	[11]	1,785	[12]
Australia [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		532		367
India [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		19,670		16,177
India [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		7,948	[1]	6,355	[2]
Debt securities		617	[3]	349	[4]
Repo and repo-style transactions	[5]	0		0
India [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		4		54
OTC derivatives	[6]	95		149
Debt securities		5,067		3,284
Repo and repo-style transactions	[5]	253		128
India [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		6		21
India [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		18	[7]	32	[8]
Debt securities		944	[9]	2,047	[10]
Repo and repo-style transactions	[5]	360		396
India [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		920	[11]	1,110	[12]
India [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		3,440		2,253
China [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		11,349		11,830
China [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		5,606	[1]	4,764	[2]
Debt securities		16	[3]	0	[4]
Repo and repo-style transactions	[5]	0		0
China [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		9		6
OTC derivatives	[6]	554		658
Debt securities		1,576		3,012
Repo and repo-style transactions	[5]	594		421
China [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		0		149
China [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		42	[7]	46	[8]
Debt securities		560	[9]	309	[10]
Repo and repo-style transactions	[5]	0		0
China [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		480	[11]	684	[12]
China [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,913		1,780
Singapore [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		10,136		10,152
Singapore [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		5,750	[1]	5,309	[2]
Debt securities		9	[3]	78	[4]
Repo and repo-style transactions	[5]	0		0
Singapore [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		127		210
OTC derivatives	[6]	157		248
Debt securities		860		2,067
Repo and repo-style transactions	[5]	107		105
Singapore [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		23		30
Singapore [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		135	[7]	28	[8]
Debt securities		246	[9]	472	[10]
Repo and repo-style transactions	[5]	0		0
Singapore [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,157	[11]	918	[12]
Singapore [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,566		685
Hong Kong [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		6,861		6,175
Hong Kong [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		3,146	[1]	2,872	[2]
Debt securities		213	[3]	207	[4]
Repo and repo-style transactions	[5]	0		60
Hong Kong [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		89		109
OTC derivatives	[6]	181		186
Debt securities		742		725
Repo and repo-style transactions	[5]	184		12
Hong Kong [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		0		0
Hong Kong [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		51	[7]	61	[8]
Debt securities		246	[9]	286	[10]
Repo and repo-style transactions	[5]	0		0
Hong Kong [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,258	[11]	986	[12]
Hong Kong [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		752		671
Other Asia/Pacific [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		37,224		31,689
Other Asia/Pacific [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		13,610	[1]	11,984	[2]
Debt securities		242	[3]	188	[4]
Repo and repo-style transactions	[5]	2,868		3,293
Other Asia/Pacific [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		390		593
OTC derivatives	[6]	706		670
Debt securities		8,447		4,816
Repo and repo-style transactions	[5]	1,675		1,817
Other Asia/Pacific [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		23		0
Other Asia/Pacific [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		581	[7]	702	[8]
Debt securities		1,990	[9]	1,740	[10]
Repo and repo-style transactions	[5]	147		250
Other Asia/Pacific [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,480	[11]	1,914	[12]
Other Asia/Pacific [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		4,064		3,721
Other countries [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		13,954		13,229
Other countries [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		6,926	[1]	6,286	[2]
Debt securities		49	[3]	0	[4]
Repo and repo-style transactions	[5]	268		223
Other countries [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		931		734
OTC derivatives	[6]	163		460
Debt securities		2,037		2,107
Repo and repo-style transactions	[5]	72		37
Other countries [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		16		31
Other countries [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		71	[7]	133	[8]
Debt securities		384	[9]	216	[10]
Repo and repo-style transactions	[5]	240		399
Other countries [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,414	[11]	1,545	[12]
Other countries [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		€ 1,383		€ 1,059

[1]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 12.4 billion as of December 31, 2021.
[2]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 11.9 billion as of December 31, 2020.
[3]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 368.2 million as of December 31, 2021.
[4]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 360.4 million as of December 31, 2020.
[5]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.
[6]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.
[7]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 28.1 million as of December 31, 2021
[8]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 90.3 million as of December 31, 2020
[9]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.8 million as of December 31, 2021.
[10]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.1 million as of December 31, 2020.
[11]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2021
[12]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2020.